DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
5. DISCONTINUED OPERATIONS

The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard for the purpose of discontinued operations as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and has presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC meets the criteria for held for sale at December 31, 2012.

In August 2012, the VLCC Hampstead was sold to an unrelated third party, but the sale was not completed due to the buyer's default, and we retained the deposit received in the amount of $2.43 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million. In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel is classified as held for sale at December 31, 2012.

Amounts recorded in respect of discontinued operations in each of the years ended December 31, 2012, 2011 and 2010, respectively, are as follows;

(in thousands of $)	2012	2011	2010
Carrying value of vessels disposed of in 2012	107,027	113,527	122,301
Carrying value of vessel held for sale at December 31, 2012	21,523	37,804	40,710

Per Statement of Operations;
Operating revenues	24,513	39,020	55,072
Net loss on sale of vessels	(13,088)	—	—
Impairment loss on vessels	(41,597)	—	—
Net (loss) income	(59,311)	5,594	18,412

The impairment loss of $41.6 million in the year ended December 31, 2012 relates to three VLCCs (see Note 8).The net loss on sale of vessels of $13.1 million in the year ended December 31, 2012 primarily relates to one VLCC, which was not impaired.